Income Taxes (Reconciliation Of The Federal Statutory Tax Rate To Total Provision) (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Abstract]
Taxes computed at statutory rate	35.00%	35.00%	35.00%
State income taxes, net of federal income tax benefit	0.63%	(1.72%)	5.12%
Federal research credit	(0.28%)	(1.19%)	0.84%
Domestic manufacturing deduction	(2.21%)		(0.13%)
Equity in losses of foreign joint venture	0.64%	3.09%	(5.93%)
Foreign rate differential	(0.92%)	(3.83%)	2.79%
Noncontrolling interests	(2.32%)	(9.47%)	4.77%
Other, net	0.68%	0.88%	0.25%
Provision for income taxes	31.22%	22.76%	42.71%